Cover	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	SAPIENS INTERNATIONAL CORPORATION N.V.
Entity Central Index Key	0000885740
Entity File Number	000-20181
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Contact Personnel Fax Number	+972-3-790 2942
Entity Address, Address Line One	Azrieli Center
Entity Address, Address Line Two	26 Harokmim St
Entity Address, City or Town	Holon
Entity Address, Country	IL
Entity Address, Postal Zip Code	5885800
Entity Listings [Line Items]
Title of 12(b) Security	Common Shares, par value €0.01 per share
Trading Symbol	SPNS
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	55,733,234
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Roni Giladi
Contact Personnel Fax Number	+972-3-790 2942
Entity Address, Address Line One	Azrieli Center
Entity Address, Address Line Two	26 Harokmim St
Entity Address, City or Town	Holon
Entity Address, Country	IL
Entity Address, Postal Zip Code	5885800
Entity Phone Fax Numbers [Line Items]
City Area Code	+972
Local Phone Number	3-790-2000